Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 5.3%
Entertainment — 1.8%
Live Nation Entertainment Inc.	36,746	$5,316,411 *
Interactive Media & Services — 1.7%
Pinterest Inc., Class A Shares	115,000	3,790,400 *
Reddit Inc., Class A Shares	5,600	1,117,480 *
Total Interactive Media & Services		4,907,880
Media — 1.8%
Trade Desk Inc., Class A Shares	44,800	5,316,864 *

Total Communication Services		15,541,155
Consumer Discretionary — 10.3%
Broadline Retail — 1.7%
MercadoLibre Inc.	2,580	4,959,250 *
Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill Inc.	113,150	6,602,303 *
DraftKings Inc., Class A Shares	40,800	1,711,560 *
Expedia Group Inc.	30,896	5,281,671 *
Total Hotels, Restaurants & Leisure		13,595,534
Specialty Retail — 3.0%
Burlington Stores Inc.	21,302	6,048,277 *
Chewy Inc., Class A Shares	68,400	2,666,232 *
Total Specialty Retail		8,714,509
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.	16,200	2,873,232 *

Total Consumer Discretionary		30,142,525
Consumer Staples — 4.4%
Beverages — 0.1%
Celsius Holdings Inc.	15,300	382,194 *
Consumer Staples Distribution & Retail — 4.3%
Casey’s General Stores Inc.	13,697	5,776,984
Performance Food Group Co.	74,486	6,726,830 *
Total Consumer Staples Distribution & Retail		12,503,814

Total Consumer Staples		12,886,008
Energy — 3.7%
Energy Equipment & Services — 1.2%
Baker Hughes Co.	78,200	3,611,276
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy Inc.	19,400	3,188,584
EQT Corp.	78,800	4,028,256
Total Oil, Gas & Consumable Fuels		7,216,840

Total Energy		10,828,116
Financials — 9.9%
Banks — 0.4%
NU Holdings Ltd., Class A Shares	89,200	1,181,008 *
Capital Markets — 8.1%
Coinbase Global Inc., Class A Shares	7,500	2,184,975 *
KKR & Co. Inc.	51,500	8,604,105
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
MSCI Inc.	6,800	$4,058,036
Raymond James Financial Inc.	14,400	2,426,112
Tradeweb Markets Inc., Class A Shares	49,611	6,295,636
Total Capital Markets		23,568,864
Financial Services — 1.4%
Corpay Inc.	11,100	4,223,439 *

Total Financials		28,973,311
Health Care — 12.1%
Biotechnology — 2.1%
Argenx SE, ADR	4,776	3,128,901 *
Natera Inc.	10,300	1,822,276 *
Sarepta Therapeutics Inc.	10,700	1,216,804 *
Total Biotechnology		6,167,981
Health Care Equipment & Supplies — 4.4%
IDEXX Laboratories Inc.	11,806	4,982,722 *
Insulet Corp.	13,282	3,697,443 *
STERIS PLC	19,064	4,206,472
Total Health Care Equipment & Supplies		12,886,637
Health Care Technology — 1.6%
Doximity Inc., Class A Shares	76,740	4,535,334 *
Life Sciences Tools & Services — 4.0%
Bio-Techne Corp.	41,036	3,018,198
ICON PLC	22,400	4,459,392 *
Mettler-Toledo International Inc.	3,111	4,244,773 *
Total Life Sciences Tools & Services		11,722,363

Total Health Care		35,312,315
Industrials — 17.1%
Air Freight & Logistics — 0.5%
GXO Logistics Inc.	31,589	1,435,720 *
Building Products — 1.2%
Advanced Drainage Systems Inc.	11,300	1,366,283
Trex Co. Inc.	28,700	2,090,221 *
Total Building Products		3,456,504
Commercial Services & Supplies — 3.3%
Clean Harbors Inc.	13,500	3,145,500 *
Copart Inc.	113,928	6,599,849 *
Total Commercial Services & Supplies		9,745,349
Construction & Engineering — 1.7%
WillScot Holdings Corp.	137,244	5,086,263 *
Electrical Equipment — 1.7%
AMETEK Inc.	6,000	1,107,360
Vertiv Holdings Co., Class A Shares	33,400	3,908,468
Total Electrical Equipment		5,015,828
Ground Transportation — 1.2%
XPO Inc.	24,994	3,340,948 *
Machinery — 3.3%
IDEX Corp.	21,188	4,752,680
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
RBC Bearings Inc.	14,351	$5,004,911 *
Total Machinery		9,757,591
Professional Services — 1.3%
Paylocity Holding Corp.	18,680	3,839,114 *
Trading Companies & Distributors — 2.9%
Ferguson Enterprises Inc.	12,600	2,282,112
United Rentals Inc.	7,946	6,023,545
Total Trading Companies & Distributors		8,305,657

Total Industrials		49,982,974
Information Technology — 29.4%
Electronic Equipment, Instruments & Components — 2.2%
Keysight Technologies Inc.	17,378	3,099,366 *
Teledyne Technologies Inc.	6,300	3,221,379 *
Total Electronic Equipment, Instruments & Components		6,320,745
IT Services — 1.5%
Globant SA	13,500	2,879,820 *
MongoDB Inc.	5,400	1,475,928 *
Total IT Services		4,355,748
Semiconductors & Semiconductor Equipment — 5.0%
Entegris Inc.	24,496	2,487,324
Marvell Technology Inc.	57,891	6,533,578
Monolithic Power Systems Inc.	8,773	5,591,647
Total Semiconductors & Semiconductor Equipment		14,612,549
Software — 20.7%
AppLovin Corp., Class A Shares	37,200	13,748,748 *
Datadog Inc., Class A Shares	44,237	6,313,062 *
DocuSign Inc.	23,804	2,302,561 *
Fortinet Inc.	60,200	6,072,976 *
Guidewire Software Inc.	11,200	2,366,224 *
HubSpot Inc.	13,002	10,135,449 *
Monday.com Ltd.	13,200	3,372,072 *
Palantir Technologies Inc., Class A Shares	92,900	7,663,321 *
Rubrik Inc., Class A Shares	65,185	4,776,105 *
Workday Inc., Class A Shares	14,058	3,684,039 *
Total Software		60,434,557

Total Information Technology		85,723,599
Materials — 2.0%
Construction Materials — 2.0%
Martin Marietta Materials Inc.	10,658	5,799,231

Real Estate — 2.3%
Real Estate Management & Development — 1.3%
CoStar Group Inc.	48,645	3,726,207 *
Specialized REITs — 1.0%
SBA Communications Corp.	14,149	2,795,276

Total Real Estate		6,521,483
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 1.6%
Independent Power and Renewable Electricity Producers — 1.6%
Vistra Corp.		27,200	$4,570,416
Total Investments before Short-Term Investments (Cost — $164,340,589)			286,281,133
	Rate
Short-Term Investments — 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	2,915,306	2,915,306 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	2,915,306	2,915,306 (a)(b)

Total Short-Term Investments (Cost — $5,830,612)			5,830,612
Total Investments — 100.1% (Cost — $170,171,201)			292,111,745
Liabilities in Excess of Other Assets — (0.1)%			(286,805)
Total Net Assets — 100.0%			$291,824,940

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $2,915,306 and the cost was $2,915,306 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$286,281,133	—	—	$286,281,133
Short-Term Investments†	5,830,612	—	—	5,830,612
Total Investments	$292,111,745	—	—	$292,111,745

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,041,991	$5,303,953	5,303,953	$3,430,638	3,430,638

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$20,986	—	$2,915,306

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report